Components of Provision for Income Taxes Attributable to Continuing Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current income tax expense:
U.S. federal	$ 52.9	$ 1.4	$ 2.9
Foreign	67.3	86.4	71.8
State and local	7.7	5.0	2.9
Total	127.9	92.8	77.6
Deferred income tax expense (benefit):
U.S. federal	26.8	55.5	57.3
Foreign	(2.6)	(25.3)	(14.6)
State, local and other, net of federal tax benefit	(4.5)	2.7	2.5
Total	19.7	32.9	45.2
Total income tax provision	$ 147.6	$ 125.7	$ 122.8